Consolidated income statement of Aegon N.V. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement [LineItems]
Premium income	€ 18,138	€ 19,316		€ 22,826
Investment income	7,531	7,035		7,338
Fee and commission income	2,523	2,558		2,802
Other revenues	6	5		7
Total revenues	28,197	28,914		32,973
Income from reinsurance ceded	3,532	3,740		4,288
Results from financial transactions	35,386	(11,701)		20,250
Other income	200	8		540
Total income	67,316	20,961		58,052
Premiums paid to reinsurers	2,434	2,663		3,431
Policyholder claims and benefits	56,797	10,557		45,599
Profit sharing and rebates	17	23		23
Commissions and expenses	6,153	6,224		5,925
Impairment charges / (reversals)	169	78		42
Interest charges and related fees	513	507		435
Other charges	1	375		235
Total charges	66,084	20,427		55,689
Income before share in profit / (loss) of joint ventures, associates and tax	1,231	535		2,363
Share in profit / (loss) of joint ventures	214	210		161
Share in profit / (loss) of associates	12	6		11
Income/(loss) before tax	1,457	751		2,534
Income tax (expense)/benefit	(218)	(40)		(65)
Net income / (loss)	1,239	711	[1]	2,469	[1]
Net income / (loss) attributable to:
Owners of Aegon N.V.	€ 1,239	710		€ 2,469
Non-controlling interests		€ 1
Earnings per share (EUR per share)
Basic earnings per common	€ 0.56	€ 0.29		€ 1.14
Diluted earnings per common	€ 0.56	€ 0.29		€ 1.14
Owners of Aegon N.V.	€ 1,239	€ 710		€ 2,469
Common share B [member]
Earnings per share (EUR per share)
Basic earnings per common	€ 0.01	€ 0.01		€ 0.03
Diluted earnings per common	€ 0.01	€ 0.01		€ 0.03
Aegon N.V [member]
Statement [LineItems]
Investment income	€ 47	€ 77
Total revenues	47	77
Results from financial transactions	(15)	(1)
Total income	32	76
Commissions and expenses	74	82
Interest charges and related fees	139	118
Total charges	213	200
Income/(loss) before tax	(181)	(124)
Income tax (expense)/benefit	(40)	(2)
Net income / (loss)	(141)	(122)		€ (42)
Net income / (loss) attributable to:
Owners of Aegon N.V.	1,239	710		2,469
Net income/(loss) group companies	1,379	832		2,511
Earnings per share (EUR per share)
Owners of Aegon N.V.	€ 1,239	€ 710		€ 2,469

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.